PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

Condensed balance sheets

	As at December 31
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	409	336	48
Restricted cash	—	91	13
Prepayments and other current assets	73,592	77,546	11,089
Total current assets	74,001	77,973	11,150
Total assets	74,001	77,973	11,150

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short term loan	34,307	12,588	1,800
Long-term debts due within one year	84,482	49,469	7,074
Accrued expenses and other liabilities	67,300	68,001	9,724
Derivative liability	—	—	—
Amounts due to subsidiaries	2,337,986	2,051,025	293,293
Total current liabilities	2,524,075	2,181,083	311,891

Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,190	—	—
Total liabilities	2,526,265	2,181,083	311,891

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-96,565,584 and 96,565,584 as of December 31, 2024 and 2025; outstanding shares-84,463,737 and 84,463,737 as of December 31, 2024 and 2025, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2024 and 2025; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2024 and 2025, respectively)	37	37	5
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2024 and 2025, respectively)	(7)	(7)	(1)
Additional paid-in capital	2,169,693	2,438,000	348,629
Accumulated other comprehensive loss	(77,349)	(75,565)	(10,806)
Accumulated deficit	(4,544,706)	(4,465,643)	(638,578)
Total shareholders’ equity (deficit)	(2,452,264)	(2,103,110)	(300,741)
Total liabilities and shareholders’ equity (deficit)	74,001	77,973	11,150

Schedule of condensed statements of comprehensive loss

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(2,414)	(2,642)	(2,469)	(353)
Selling expenses	—	—	—	—
Operating loss	(2,414)	(2,642)	(2,469)	(353)
Equity in loss of subsidiaries	(314,122)	(422,351)	(68,132)	(9,742)
Interest income	14	438	622	89
Interest expense	(9,926)	(47,314)	(3,979)	(569)
Changes in fair value of derivatives	5,282	168	—	—
Other income, net	(1,008)	—	—	—
Foreign exchange gain(loss)	24,516	(8,416)	(18,853)	(2,696)
Net loss	(297,658)	(480,117)	(92,811)	(13,271)
Other comprehensive income (loss)
Foreign currency translation, net of tax of nil	(6,480)	(7,630)	16,406	2,346
Unrealized losses on available-for-sale securities, net	(31,173)	(4,299)	(14,623)	(2,091)
Total other comprehensive (loss) income	(37,653)	(11,929)	1,783	255
Comprehensive loss	(335,311)	(492,046)	(91,028)	(13,016)

Schedule of condensed statements of cash flows

Condensed statements of cash flows

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(1,258)	641	(2,304)	(329)
Net cash (used in) generated from investing activities	15,655	19,039	56,186	8,034
Net cash (used in) generated from financing activities	1,590	(37,226)	(53,847)	(7,700)

Exchange rate effect on cash	(31)	489	(17)	(2)

Net (decrease) increase in cash	15,956	(17,057)	18	3
Cash at beginning of the year	1,510	17,466	409	58

Cash and cash equivalents and restricted cash end of the year	17,466	409	427	61

Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	17,466	409	336	48
Restricted cash, current portion	—	—	91	13
Total cash and cash equivalents and restricted cash	17,466	409	427	61